COMMITMENTS AND CONTINGENCIES - Future Minimum Lease Payments Under All Non-Cancelable Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Leases
2017	$ 1,416
2018	1,082
2019	1,038
2020	921
2021	537
Future minimum lease payments	4,994
Rent expense
Rent expense	1,400	$ 1,600	$ 1,800
India Department of Telecommunication Security and Supply Chain Standards
Revenues from security agreements	86,512	117,103	129,420
Cost of goods sold	58,156	89,235	107,292
Equipment revenue	61,735	87,361	105,988
Cost of Goods Sold	41,472	65,891	84,988
Equipment based service revenue	24,777	29,742	23,432
Cost of Services	$ 16,684	23,344	22,304
Security agreement with customers, as required by India's Department of Telecommunications ("DOT")
India Department of Telecommunication Security and Supply Chain Standards
Revenues from security agreements		11,800
Deferred revenue related to contracts covered by security agreements		0	11,700
Deferred costs related to contracts covered by security agreements		$ 0	$ 5,700
Revenue Recognition, assessment period		5 years
Cost of goods sold		$ 5,400
Equipment revenue		5,600
Cost of Goods Sold		5,400
Equipment based service revenue		6,200
Cost of Services		$ 10